Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Trade receivables	$ 1,950	$ 3,265
Other miscellaneous receivables	138	102
Amount receivables	$ 2,088	$ 3,367